Fair Value Measurements - Schedule of Financial Assets and Liabilities that are Measured at Fair Value, on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands		Mar. 30, 2025	Dec. 29, 2024
Financial Assets
Financial Assets		$ 3,841	$ 3,841
Financial Liabilities
Financial Liabilities		88,278	102,561
Restricted Cash [Member]
Financial Assets
Financial Assets		3,841	3,841
July 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities		11,885	13,563
September 2024 Derivative Liability [Member]
Financial Liabilities
Financial Liabilities		45,724
Forward purchase agreement liabilities [Member]
Financial Liabilities
Financial Liabilities	[1]	3,226	3,494
Public Warrants [Member]
Financial Liabilities
Financial Liabilities		1,466	862
Private Placement Warrants [Member]
Financial Liabilities
Financial Liabilities		1,065	627
Working Capital Warrants [Member]
Financial Liabilities
Financial Liabilities		122	72
September 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities			55,474
Level 1 [Member]
Financial Assets
Financial Assets		3,841	3,841
Financial Liabilities
Financial Liabilities
Level 1 [Member] | Restricted Cash [Member]
Financial Assets
Financial Assets		3,841	3,841
Level 1 [Member] | July 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Level 1 [Member] | September 2024 Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Level 1 [Member] | Forward purchase agreement liabilities [Member]
Financial Liabilities
Financial Liabilities	[1]
Level 1 [Member] | Public Warrants [Member]
Financial Liabilities
Financial Liabilities
Level 1 [Member] | Private Placement Warrants [Member]
Financial Liabilities
Financial Liabilities
Level 1 [Member] | Working Capital Warrants [Member]
Financial Liabilities
Financial Liabilities
Level 1 [Member] | September 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Level 2 [Member]
Financial Assets
Financial Assets
Financial Liabilities
Financial Liabilities
Level 2 [Member] | Restricted Cash [Member]
Financial Assets
Financial Assets
Level 2 [Member] | July 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Level 2 [Member] | September 2024 Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Level 2 [Member] | Forward purchase agreement liabilities [Member]
Financial Liabilities
Financial Liabilities	[1]
Level 2 [Member] | Public Warrants [Member]
Financial Liabilities
Financial Liabilities
Level 2 [Member] | Private Placement Warrants [Member]
Financial Liabilities
Financial Liabilities
Level 2 [Member] | Working Capital Warrants [Member]
Financial Liabilities
Financial Liabilities
Level 2 [Member] | September 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Level 3 [Member]
Financial Assets
Financial Assets
Financial Liabilities
Financial Liabilities		88,278	102,561
Level 3 [Member] | Restricted Cash [Member]
Financial Assets
Financial Assets
Level 3 [Member] | July 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities		11,885	13,563
Level 3 [Member] | September 2024 Derivative Liability [Member]
Financial Liabilities
Financial Liabilities		45,724
Level 3 [Member] | Forward purchase agreement liabilities [Member]
Financial Liabilities
Financial Liabilities	[1]	3,226	3,494
Level 3 [Member] | Public Warrants [Member]
Financial Liabilities
Financial Liabilities		1,466	862
Level 3 [Member] | Private Placement Warrants [Member]
Financial Liabilities
Financial Liabilities		1,065	627
Level 3 [Member] | Working Capital Warrants [Member]
Financial Liabilities
Financial Liabilities		122	72
Level 3 [Member] | September 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities			55,474
Related Party [Member] | July 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities		18,514	21,127
Related Party [Member] | September 2024 Derivative Liability [Member]
Financial Liabilities
Financial Liabilities		5,872
Related Party [Member] | SAFE Agreements [Member]
Financial Liabilities
Financial Liabilities		404	384
Related Party [Member] | September 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities			6,958
Related Party [Member] | Level 1 [Member] | July 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Level 1 [Member] | September 2024 Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Level 1 [Member] | SAFE Agreements [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Level 1 [Member] | September 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Level 2 [Member] | July 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Level 2 [Member] | September 2024 Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Level 2 [Member] | SAFE Agreements [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Level 2 [Member] | September 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Level 3 [Member] | July 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities		18,514	21,127
Related Party [Member] | Level 3 [Member] | September 2024 Derivative Liability [Member]
Financial Liabilities
Financial Liabilities		5,872
Related Party [Member] | Level 3 [Member] | SAFE Agreements [Member]
Financial Liabilities
Financial Liabilities		$ 404	384
Related Party [Member] | Level 3 [Member] | September 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities			$ 6,958

[1]	Includes $1.2 million and $1.3 million due to related parties as of March 30, 2025, and December 29, 2024, respectively.